Tangible Assets - Property and Equipment (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment
Impairment loss Tangible Assets		$ 797,137	$ 2,191,553	$ 228,652
Real estate [member]
Property and Equipment
Cost of Tangible Assets			250,457,251	251,274,349
Transfer To Investment Property			(11,218,254)
Additions Tangible Assets		7,237,139	13,274,105
Disposals Tangible Assets	[1]	4,047,487	681,396
Impairment loss Tangible Assets		797,137	2,191,553
Impairment Reversal Tangible Assets		1,115,683
Depreciations Tangible Assets [Abstract]
Depreciation Tangible Assets Accumulated		31,457,187	29,949,055	25,787,639
Depreciation Of Transfer to Investment Property			(852,230)
Depreciation Disposal Tangible Assets	[1]	3,921,995	681,400
Depreciation for the Period Tangible Assets		5,430,127	5,695,046
Carrying Amount of Tangible Assets		222,508,262	220,508,196
Furniture and facilities [member]
Property and Equipment
Cost of Tangible Assets			79,875,253	76,868,344
Additions Tangible Assets		6,823,323	5,285,188
Disposals Tangible Assets	[1]	3,845,808	2,278,279
Depreciations Tangible Assets [Abstract]
Depreciation Tangible Assets Accumulated		44,512,180	40,111,404	34,387,046
Depreciation Disposal Tangible Assets	[1]	3,839,926	2,278,279
Depreciation for the Period Tangible Assets		8,240,702	8,002,637
Carrying Amount of Tangible Assets		38,340,588	39,763,849
Rights of use – Real estate [member]
Property and Equipment
Cost of Tangible Assets			43,134,100	40,221,233
Additions Tangible Assets		9,549,439	5,481,451
Disposals Tangible Assets	[1]	3,572,015	2,568,584
Depreciations Tangible Assets [Abstract]
Depreciation Tangible Assets Accumulated		24,771,049	24,899,086	19,361,921
Depreciation Disposal Tangible Assets	[1]	2,530,022	749,122
Depreciation for the Period Tangible Assets		2,401,985	6,286,287
Carrying Amount of Tangible Assets		24,340,475	18,235,014
Machinery and equipment [member]
Property and Equipment
Cost of Tangible Assets			21,564,142	31,632,714
Additions Tangible Assets		4,856,805	5,800,014
Disposals Tangible Assets	[1]	10,355,720	15,868,586
Depreciations Tangible Assets [Abstract]
Depreciation Tangible Assets Accumulated		8,179,023	11,852,022	18,953,524
Depreciation Disposal Tangible Assets	[1]	10,355,720	15,868,594
Depreciation for the Period Tangible Assets		6,682,721	8,767,092
Carrying Amount of Tangible Assets		7,886,204	9,712,120
Work in progress [member]
Property and Equipment
Cost of Tangible Assets			10,183,431	6,805,011
Additions Tangible Assets		4,339,376	3,378,420
Disposals Tangible Assets	[1]	10,443,032
Depreciations Tangible Assets [Abstract]
Carrying Amount of Tangible Assets		4,079,775	10,183,431
Automobiles [member]
Property and Equipment
Cost of Tangible Assets			2,128,239	1,651,357
Additions Tangible Assets		538,173	513,018
Disposals Tangible Assets	[1]	155,402	36,136
Depreciations Tangible Assets [Abstract]
Depreciation Tangible Assets Accumulated		1,448,546	1,256,186	1,075,490
Depreciation Disposal Tangible Assets	[1]	127,053	49,424
Depreciation for the Period Tangible Assets		319,413	230,120
Carrying Amount of Tangible Assets		1,062,464	872,053
Total Property and Equipment [member]
Property and Equipment
Cost of Tangible Assets			407,342,416	408,453,008
Transfer To Investment Property			(11,218,254)
Additions Tangible Assets		33,344,255	33,732,196
Disposals Tangible Assets	[1]	32,419,464	21,432,981
Impairment loss Tangible Assets		797,137	2,191,553
Impairment Reversal Tangible Assets		1,115,683
Depreciations Tangible Assets [Abstract]
Depreciation Tangible Assets Accumulated		110,367,985	108,067,753	$ 99,565,620
Depreciation Of Transfer to Investment Property			(852,230)
Depreciation Disposal Tangible Assets	[1]	20,774,716	19,626,819
Depreciation for the Period Tangible Assets		23,074,948	28,981,182
Carrying Amount of Tangible Assets		$ 298,217,768	$ 299,274,663

[1]	Includes write-off of fully depreciated items and finalized constructions.